Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000136710
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	A
Trading Symbol	AGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[1]
AssetsNet	$ 1,862,755,689
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 7,069,914
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136711
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	C
Trading Symbol	AGECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%	[2]
AssetsNet	$ 1,862,755,689
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 7,069,914
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136713
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Investor
Trading Symbol	AGEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[3]
AssetsNet	$ 1,862,755,689
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 7,069,914
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136712
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	R5
Trading Symbol	AGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 1,862,755,689
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 7,069,914
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136714
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Y
Trading Symbol	AGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[5]
AssetsNet	$ 1,862,755,689
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 7,069,914
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000221417
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	A
Trading Symbol	NISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 7,957,699
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Material Fund Change [Text Block]
C000221418
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	C
Trading Symbol	NISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[7]
AssetsNet	$ 7,957,699
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Material Fund Change [Text Block]
C000221415
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	R6
Trading Symbol	NISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[8]
AssetsNet	$ 7,957,699
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Material Fund Change [Text Block]
C000221416
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Y
Trading Symbol	NISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[9]
AssetsNet	$ 7,957,699
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.